WBI Tactical Rotation Shares
WBI Tactical Rotation Shares
Investment Objective
The WBI Tactical Rotation Shares (“WBI Tactical Rotation Shares” or the “Fund”) objectives are to seek long term-capital appreciation while also seeking to protect principal during unfavorable market conditions.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association, or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	WBI Tactical Rotation Shares WBI Tactical Rotation Shares
Management Fee	0.85%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.15%	[1]
Acquired Fund Fees and Expenses	0.43%	[1]
Total Annual Fund Operating Expenses	1.43%
[1]	The Fund has not yet commenced operations and Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts, on an annualized basis, for the current fiscal year. Acquired Funds Fees & Expenses represent the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
WBI Tactical Rotation Shares | WBI Tactical Rotation Shares | USD ($)	146	452

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of any in-kind creations or redemptions of the Shares. As of the date of this Prospectus, the Fund has not yet commenced operations.

Principal Investment Strategies
The Fund will seek to achieve its investment objective by utilizing a flexible investment strategy and will invest directly in financial instruments or indirectly through a broad array of registered investment companies, exchange-traded funds (“ETFs”), exchange-traded vehicles issuing equity securities (“ETVs”,) and exchange-traded notes (“ETNs”) (such ETFs, ETVs, and ETNs are referred to collectively as “exchange-traded products” or “ETPs”). Direct investments, and indirect investments through ETPs, may include equity and fixed income securities and other financial instruments, including but not limited to futures contracts, swap agreements and forward contracts, reverse repurchase agreements, and options on securities, indices, and futures contracts (collectively, “Financial Instruments”) that provide exposure to a broad range of global asset classes, sectors, industries, geographic regions, currencies, indices, or security characteristics which WBI Investments, Inc., the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities, Inc., the advisor (“Advisor”), believes display attractive prospects for risk-adjusted total return relative to the other opportunities being evaluated.

These investments will be selected on the basis of the Sub-Advisor’s proprietary global asset rotation investment model and Selection Process as described briefly below.

The Fund will generally invest in a portfolio of investments across a broad range of sectors, although the Fund is not required to invest in all sectors at all times and may invest 100% of its net assets in one sector if conditions warrant. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended.

The investments used by the Fund are intended to obtain economic exposure to various domestic and international debt markets, including government-related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational, and local authority debt), commodities, foreign currencies, hedging strategies (such as through VIX calls or options, index options, or inverse ETFs), and other alternative asset classes including real assets (i.e., economic exposure through ETPs to precious metals, real estate and mortgages on real estate, art work, and collectibles) and exposure to domestic and international equities classified by company size, growth, or value characteristics, country or region, and industry groups. Such securities can be denominated in non-U.S.D. currencies or indirectly have exposures to foreign currencies and there are no limits on the non-U.S.D. currency exposure that the Fund can hold. There are no limitations on the equity securities held directly by the Fund (or indirectly including through ETPs or options and other derivatives). The Fund will not be limited by sector, capitalization size, or geography, and the Fund may invest in the securities of domestic or foreign issuers without limitation, including securities of issuers in emerging markets. Option strategies used by the Fund include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts. The Fund may also use options on indices.

The types of debt securities held directly or indirectly by the Fund may include ETNs, fixed, floating, and variable corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign debt securities, U.S. Government agency securities, high-yield bonds (also known as “junk bonds”), mortgage-backed securities (including sub-prime mortgage-backed securities), asset-backed securities, TIPs, and Zero Coupon bonds. Debt instruments may be of all maturities, from less than one year to more than thirty years (if available). An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is determined by reference to an index, commodity, interest rate, or other objectively determined reference. Cash and cash equivalents are considered to be among the investment opportunities evaluated by the Selection Process, and the Fund may invest in and hold cash or cash equivalents as part of the normal operation of its investment strategy. As a result, an investment in cash or cash equivalents may periodically represent a material percentage of the Fund’s assets.

The Fund also will invest in ETPs, which may include other investment companies, including other ETFs, closed-end funds, unit investment trust, business development companies, or registered money market funds, up to or in excess of the limits contained in the Investment Company Act of 1940 (“1940 Act”) in reliance on an SEC exemptive order obtained by the Fund or by entering into Participation Agreements with other investment companies, subject to the conditions of an exemptive order (if any) permitting such transactions and the conditions of the agreement itself.

The Sub-Advisor’s proprietary portfolio selection process used for the Fund attempts to identify investments that can provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be (the “Selection Process”). This is the Fund’s definition of an absolute return approach to investment management.

The Sub-Advisor uses a series of proprietary quantitative computer models to assess factors and conditions it believes are likely to affect the potential risk-adjusted return of the investment opportunities under consideration. Each model attempts to measure factors relevant to the particular investment opportunity being evaluated. Depending on the type of investment, these may include economic, market, monetary, sentiment, or other external factors as well as price, valuation, fundamental, technical, or other investment-specific factors. The goal of the models is to identify relevant changes in these factors to assess the risk-adjusted return prospects of each opportunity relative to the other opportunities being evaluated. The results of the models are ranked in order of their expected risk-adjusted returns, and Fund assets are allocated among those with positive expected risk-adjusted returns. The opportunities being evaluated may include market indices, properties of the yield curve, commodities, non-U.S. currencies, geographic regions, broad classes of assets, specific industries, or other identifiable investment opportunities for which direct investment would not be possible, efficient, or cost effective. Therefore, Fund assets will be invested in Financial Instruments that provide direct or indirect exposure for the opportunities being modeled. There can be no guarantee that the indications of the Sub-Advisor’s models will prove profitable or that the investments selected to implement the models will accurately track the modeled opportunity or perform as expected.

The investment opportunities under consideration may represent exposure to any global asset class, sector, industry, geographic region, currencies, country, index, or security characteristic for which the Sub-Advisor has developed a model. The Sub-Advisor may develop additional models to broaden the list of investment opportunities evaluated and/or discontinue models as it deems appropriate. The frequency of these changes cannot be predicted because the models’ changes are based on a wide range of underlying factors and conditions that constantly change.

As the relative attractiveness indicated by the proprietary models changes, assets will be allocated and re-allocated to favor those instruments with higher expected risk-adjusted returns. Fund assets with lower expected returns will be sold and rotated into investments with higher-ranking model indications. Fund assets with negative expected risk-adjusted returns will be sold, irrespective of whether or not other assets with positive expected risk-adjusted returns are available to receive the proceeds of the sale. Cash equivalents are an acceptable investment and may represent a significant portion of the Fund’s allocation whenever the risk-adjusted expected returns of other investment opportunities are insufficiently attractive.

Once securities are purchased, the Sub-Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each Fund asset on the Fund’s NAV. If a Fund asset’s price stays within a range of acceptable prices, the Fund asset will continue to be held. If the Fund asset’s price falls below the bottom of an acceptable price range, the Fund asset will be sold. The acceptable price range is determined based on the volatility profile of the Fund asset. The sell discipline operates independently of, and in addition to, any investment model changes. Specific Fund assets sold as a result of the sell discipline may not be repurchased for 30 days, however an alternative asset may be purchased by the Fund as a substitute. During periods of high market volatility, a significant amount of Fund assets may be sold, resulting in a large allocation to cash in the Fund.

The Sub-Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

For additional information about the Fund’s principal investment strategies and the Selection Process, see “Description of the Principal Strategies of the Fund”.

Principal Risks
Investors in the Fund should be willing to accept a high degree of volatility in the price of the Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. As with all investments, you may lose money in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition, as the Fund seeks to achieve its investment objective by investing directly in Financial Instruments or indirectly through ETPs, generally the types of risks involved with direct investments will apply to the risks of the investments made by ETPs. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Fund”.

Authorized Participant Concentration Risk – The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”) to create and redeem Fund Shares. To the extent that these APs exit the business or are unable to process creation and redemption orders and no other AP is able to step forward to create and redeem in either of these cases, then Fund Shares may trade at a discount to NAV and possibly face de-listing.

ETP and Fund of Funds Risk – The Fund’s investment performance, because it may be similar to a fund of funds, depends on the investment performance of the ETPs in which it invests. An investment in the Fund is subject to the risks associated with ETPs that comprise the Fund’s portfolio assets which include: Equity Securities Risk, Debt Securities Risk, Foreign and Emerging Market Securities Risk, Concentration Risk, Convertible Securities Risk, Derivatives Risk, Commodities Risk, Currency Risk, Geographic Risk, Small- and Medium-Sized Companies Risk, Equity Options Risk, High-Yield Securities Risk, Credit/Default Risk, Counterparty Risk, Floating Rate Loans Risk, Leverage Risk, Zero Coupon Securities Risk, and Mortgage-Backed Securities Risk. When the Fund invests in another ETF or other investment company (i.e., mutual fund, closed-end fund, business development company), it will bear additional expenses based on its pro rata share of such investment company’s operating expenses, including the potential duplication of management fees. The Fund also will incur brokerage costs when it purchases ETFs and other exchange-listed investment companies.

Equity Securities Risk — Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If the Fund or an ETP holds common stock or common stock equivalents of any given issuer, the Fund or ETP will generally be exposed to greater risk than if the Fund or ETP held preferred stocks and debt obligations of such issuer.

Debt Securities Risk — Generally, all debt (fixed income) securities are subject to two types of risk: credit risk and interest rate risk. Interest rates may go up resulting in a decrease in the value of the debt securities held directly by the Fund or indirectly through an ETP. In particular, the Federal Reserve has indicated that it will take steps to cause interests rates to rise as a part of its monetary policy, which could increase the volatility of the prices of debt instruments held by the Fund, reduce the liquidity of such instruments, and cause difficulties for the Fund in valuing such instruments when calculating its NAV. Credit risk is the risk that an issuer will not make timely payments of principal and interest.

Foreign and Emerging Market Securities Risk — Because the Fund directly invest in Financial Instruments and indirectly through ETPs to obtain exposure to foreign assets, the Fund and such ETP may be exposed to risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Exchange-Traded Note Risk — The value of an ETN may be influenced by the time remaining before its maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by the Fund are unsecured debt of the issuer.

Market Risk — Either the stock market as a whole or the value of a Fund asset or an investment held by an ETP in which the Fund invests may go down, resulting in a decrease in the NAV of the Fund or its Shares or a decrease in the market price of the Shares.

Active Management Risk — An investment in the Fund varies with the success and failure of the Sub-Advisor’s investment strategies and the Sub-Advisor’s research, analysis, and determination of portfolio securities. If the Sub-Advisor’s investment strategies, including its models, stop loss, and goal-setting process, do not produce the expected results, the market value or NAV of the Shares would decrease.

Concentration Risk — The Fund may be susceptible to an increased risk of loss, including loss due to adverse occurrences affecting the Fund more than the market as a whole, to the extent that the Fund’s or an ETP’s investments are concentrated in a particular issuer or issuers, country, region, market, industry, group of industries, sector, or asset class.

Convertible Securities Risk — Convertible securities tend to be subordinate to other debt securities issued by the same issuer. Also, issuers of convertible securities are often not as strong financially as issuers with higher credit ratings. Convertible securities generally provide yields higher than the underlying stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value”, which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.

Derivatives Risk — A derivative is a financial contract, the value of which depends on or is derived from the value of an underlying asset such as a security or an index. The Fund and ETPs may invest in certain types of derivatives contracts, including futures, options, and swaps all of which are subject to a number of risks which include leverage risk, liquidity risk, interest rate risk, market risk, credit/default risk, counterparty risk, and management risk.

Commodities Risk — Because the Fund may invest directly in Financial Instruments and indirectly through ETPs to obtain exposure to commodities, the Fund and any ETPs will be exposed to risks that prices of commodities and commodity-related investments may fluctuate quickly and dramatically within short periods of time for a variety of factors, including changes in supply and demand relationships, weather, fiscal, monetary and exchange control programs, acts of terrorism, tariffs, and international economic, political, military, and regulatory developments.

Non-Diversification Risk — Because the Fund will invest without regard to diversification of its portfolio, a greater portion of its assets can be invested in securities of individual issuers. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV or market price of the Shares relative to a diversified fund.

Currency Risk — Because the Fund may invest in Financial Instruments and indirectly through ETPs to obtain exposure to foreign currencies and foreign assets, the Fund and the ETPs are exposed to the risk that foreign currencies will decline in value relative to the U.S. dollar. If the value of foreign currencies or foreign assets decline relative to the U.S. dollar, the Fund’s NAV and market price of the Shares could decline.

Geographic Risk — A natural or other disaster could occur in a geographic region to which the Fund or an ETP is exposed. This could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region.

Dividend Risk — To the extent that the Fund or an ETP invests in dividend-paying equities, the Fund may underperform funds that do not invest in dividend-paying equities during periods when dividend-paying equities underperform other types of stocks. In addition, if stocks held by the Fund or an ETP reduce or stop paying dividends, the Fund’s ability to generate income may be affected.

Growth Risk — Because the Fund may directly hold or be indirectly exposed to growth companies through ETPs, the market price of the Shares and NAV may be more volatile than that of funds that do not invest in growth stocks. Growth companies are those whose earnings growth potential appears to be greater than that of the market in general, and whose revenue growth is expected to continue for an extended period of time. Stocks of growth companies (or “growth securities”) have market values that may be more volatile than those of other types of investments. Growth companies typically do not pay a dividend, which can help cushion stock prices in market downturns and reduce potential losses. During periods when growth stocks are underperforming other types of stocks, the Fund may also underperform funds that favor other types of securities.

Value Risk — Because the Fund may be directly or indirectly, through ETPs, exposed to value companies, the Fund may underperform funds that do not invest in value stocks during periods when value stocks underperform other types of stocks. Value companies are those whose stocks appear to be priced at a material discount to the underlying value of the issuing company. The reason for the apparent discount may reflect an underlying business condition that is more serious or permanent than anticipated, and stocks of value companies may remain depressed for extended periods of time or may never realize their expected potential value.

Model Risk — The Fund’s investment process includes the use of proprietary models and analysis methods developed by the Sub-Advisor and data provided by third parties. Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund’s performance. There can be no assurance that any particular model or investment strategy, including those devised by the Sub-Advisor, will be profitable for the Fund and may result in a loss of principal. Further, there is a risk that the investments selected to implement the models will not accurately track the modeled opportunity or perform as expected, resulting in tracking errors and rebalancing risks relative to the model.

Small- and Medium-Sized Companies Risk — Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

Equity Options Risk — Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks, including limiting potential gains, increased sensitivity to changes in interest rates or to sudden fluctuations in market prices than conventional securities, and transaction costs.

High-Yield Securities Risk — The debt securities that are rated below investment grade (i.e., “junk bonds”), are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

Portfolio Turnover Risk — A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. A high portfolio turnover rate also leads to higher transaction costs, which can negatively affect the Fund’s performance or the performance of an ETP in which the Fund invests.

Credit/Default Risk — Credit and default risk exists where an issuer or guarantor of fixed-income securities (including ETNs) held by the Fund or an ETP may default on its obligation to pay interest and repay principal. Lower rated securities typically present greater risk of default with high-yield or “junk” bonds presenting the greatest risk.

Counterparty Risk — Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter (“OTC”) derivatives transactions. In those instances, the Fund or an ETP will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund or such ETP will sustain losses.

Floating Rate Loans Risk — Floating rate loans incur some of the same risks as other debt securities, such as prepayment risk, credit/default risk, interest rate risk, and risk found with high-yield securities.

Leverage Risk — Leverage, including borrowing, may cause the Fund or an ETP to be more volatile by magnifying the Fund’s or such ETP’s gains or losses than if the Fund or such ETP had not been leveraged. The use of leverage may cause the Fund or an ETP to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Zero Coupon Securities Risk — The interest earned on zero coupon securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise.

Master Limited Partnership Risk — Investing in Master Limited Partnerships (“MLPs”) entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities, and various other risks.

Mortgage-Backed Securities Risk — In addition to the general risks associated with debt securities as described, the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile. Sub-prime mortgages are those issued to borrowers who do not meet the lender’s prime creditworthiness standards. Subprime mortgages have had significantly higher default rates, which may result in foreclosure on the collateral property. Mortgage loans in default can suffer a significant decline in market value and may never be fully repaid. Amounts recovered through foreclosure and sale of the collateral property may not be sufficient to repay the full amount of the loan.

Fundamental Business Risk — Companies with an apparently attractive financial condition and prospects for ongoing financial stability may experience adverse business conditions specific to their industry or enterprise that cause their financial condition and prospects to deteriorate. The Fund’s investments, directly or indirectly through ETPs, in companies that experience negative developments in their financial condition may lose value relative to the stocks of other companies, causing the Fund to underperform funds that do not invest in companies primarily on the basis of their underlying financial condition.

New Fund Risk — The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.

Shares are Not Individually Redeemable — Shares are only redeemable by the Fund at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

Absence of a Prior Active Market — The Shares are not yet approved for listing on the NYSE Arca. If and when the Shares are approved for listing on the NYSE Arca, there can be no assurance that an active trading market will develop and be maintained for the Shares.

Share Trading Price Risk — Although it is expected that generally the exchange price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Real Estate Investment Trust (“REIT”) Risk. Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.  In addition, REITs have their own expenses, and therefore Fund shareholders will indirectly bear a proportionate share of the expenses of REITs in which the Fund invests.

Performance Information
As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. When the Fund has been in operation for one full calendar year, performance information will be shown here. Updated performance information will be available on www.wbishares.com, the Fund’s “Website,” or by calling the Fund toll-free at (855) WBI-ETFS or (855) 924-3837.